Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000136800
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 11,532	$ 10,827	$ 10,703	$ 11,358	$ 11,281	$ 10,804	$ 10,256	$ 10,301	$ 10,183	$ 9,864	$ 9,898
C000026765
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,946	11,187	11,020	11,677	11,559	11,053	10,466	10,486	10,340	9,981	10,000
C000136801
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 11,778	11,028	10,863	11,509	11,391	10,892	10,312	10,331	10,186	9,907	10,000
C000026764
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 11,652	10,939	10,814	11,476	11,399	10,917	10,362	10,407	10,288	9,966	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,156	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,156	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,156	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,156	10,000
Federated Investors Inc. Index: Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index
Account Value	$ 11,788	11,051	10,922	11,599	11,562	11,040	10,419	10,464	10,368	10,127	10,000
Federated Investors Inc. Index: Morningstar Short-Term Bond Funds
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Short-Term Bond Funds
Account Value	$ 11,847	11,034	10,809	11,412	11,217	10,865	10,402	10,365	10,213	10,016	10,000
Federated Investors Inc. Index: Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index
Account Value	$ 11,788	11,051	10,922	11,599	11,562	11,040	10,419	10,464	10,368	10,127	10,000
Federated Investors Inc. Index: Morningstar Short-Term Bond Funds
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Short-Term Bond Funds
Account Value	$ 11,847	11,034	10,809	11,412	11,217	10,865	10,402	10,365	10,213	10,016	10,000
Federated Investors Inc. Index: Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index
Account Value	$ 11,788	11,051	10,922	11,599	11,562	11,040	10,419	10,464	10,368	10,127	10,000
Federated Investors Inc. Index: Morningstar Short-Term Bond Funds
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Short-Term Bond Funds
Account Value	$ 11,847	11,034	10,809	11,412	11,217	10,865	10,402	10,365	10,213	10,016	10,000
Federated Investors Inc. Index: Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index
Account Value	$ 11,788	11,051	10,922	11,599	11,562	11,040	10,419	10,464	10,368	10,127	10,000
Federated Investors Inc. Index: Morningstar Short-Term Bond Funds
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Short-Term Bond Funds
Account Value	$ 11,847	$ 11,034	$ 10,809	$ 11,412	$ 11,217	$ 10,865	$ 10,402	$ 10,365	$ 10,213	$ 10,016	$ 10,000